TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Components of the Company's Deferred Tax Assets
	December 31,
	2021	2020

Deferred tax assets:

Net operating loss carryforward	$72,116	$37,819
Research and development costs carryforward	18,357	15,997
Accrued Expenses	725	446
Share-based compensation	20	23
Property and equipment	155	-
Other	3,925	3,348

Total deferred tax assets	95,298	57,633

Valuation allowance	(95,264)	(57,621)

Deferred tax liabilities:

Property and equipment	-	(12)
Other	(34)	-

Total deferred tax liabilities	(34)	(12)

Net deferred tax	$-	$-

Summary of Loss Before Taxes on Income
	Year ended December 31,
	2021	2020	2019

Domestic	$(153,091)	$(81,462)	$(67,306)
Foreign	(184)	134	15

Loss before taxes on income	$(153,275)	$(81,328)	$(67,291)

Summary of Income Taxes
	Year ended December 31,
	2021	2020	2019

Current	$284	$183	$10

Domestic	232	128	-
Foreign	52	55	10

Income taxes	$284	$183	$10

Summary of Reconciliation of Effective Income Tax Rate
	Year ended December 31,
	2021	2020	2019

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(2.00)%	(0.61)%	(0.63)%
Effect of other permanent differences	0.47%	(0.01)%	(0.06)%
Change in valuation allowance	(24.41)%	(22.86)%	(22.32)%
Issuance costs	3.68%	-	-
Other adjustments	0.93%	0.25%	-

Effective tax rate	(0.19)%	(0.23)%	(0.01)%